REVENUE EARNING DEVICES (Tables)	3 Months Ended	12 Months Ended
	May 31, 2023	Feb. 28, 2023
Revenue Earning Devices
Revenue earning devices consisted of the following:

Revenue earning devices consisted of the following:

	May 31, 2023	February 28, 2023
Revenue earning devices	$2,459,470	$2,015,058
Less: Accumulated depreciation	(902,680)	(779,839)
	$1,556,790	$1,235,219

Revenue earning robots consisted of the following:

	February 28, 2022	February 28, 2021
Revenue earning devices	$2,015,058	$1,143,724
Less: Accumulated depreciation	(779,839)	(434,661)
	$1,235,219	$709,063